Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost: December 31, 2018 Successor Company - $14,035; December 31, 2017 Predecessor Company - $20,914)	$ 13,988	$ 13,839
Fair Value, Option, Fixed Maturity Securities	6	12
Marketable Securities	45	116
Mortgage loans (net of valuation allowances: December 31, 2018 Successor Company - $5; December 31, 2017 Predecessor Company - $0)	2,241	2,100
Policy loans, at outstanding balance	1,467	1,441
Alternative Investment	939	894
Other investments	34	201
Short-term investments	550	844
Total investments	19,270	19,447
Cash	128	221
Premiums receivable and agents’ balances, net	12	12
Reinsurance recoverables	28,824	29,564
Deferred income taxes, net	681	969
Intangible Assets, Net (Excluding Goodwill)	46	51
Other Assets	481	352
Separate Account Assets	104,575	98,814
Total assets	154,713	150,146
Liabilities
Reserve for future policy benefits	18,465	18,323
Other policyholder funds and benefits payable	27,161	28,584
Other Liabilities	1,960	2,420
Separate account liabilities	104,575	98,814
Total liabilities	152,161	148,141
Commitments and Contingencies
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	1,761
Accumulated other comprehensive (loss) income, net of tax	717	(171)
Retained earnings	68	409
Stockholders' Equity Attributable to Parent	2,552	2,005
Total liabilities and stockholder’s equity	$ 154,713	$ 150,146